Note 13 - Property and Equipment, Net - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Research and development expenses	$ 314	$ 305	$ 340
General and administrative expenses	301	303	275
Total depreciation included in the consolidated statement of comprehensive loss	615	608	615
Right-of-use assets	(1,695)	(1,743)	(2,096)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Total depreciation included in the consolidated statement of comprehensive loss	615	608
Right-of-use assets	$ 1,215	$ 788	$ 585